COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

The Company insures the legal liability risks for its shipping activities with Assuranceforeningen SKULD and Assuranceforeningen Gard Gjensidig, both mutual protection and indemnity associations. As a member of these mutual associations, the Company is subject to calls payable to the associations based on the Company's claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which result in additional calls on the members.

As of June 30, 2019, the Company's newbuilding program was comprised of one VLCC, one Suezmax tanker and two LR2 tankers. As of June 30, 2019, total installments of $26.1 million had been paid and the remaining commitment amounting to $225.1 million of which we expect $18.5 million to be paid in 2019, $141.3 million to be paid in 2020 and $65.3 million to be paid in 2021. As of August 29, 2019, Frontline has committed bank financing in place to finance the Suezmax tanker newbuilding and estimates a loan amount of $42.9 million will be drawn in 2020. The Company is in discussions with banks to finance the VLCC newbuilding and the two LR2 newbuildings.

As of June 30, 2019, the Company has committed to the installation of EGCS on 16 vessels owned by the Company, with a financial commitment of $12.1 million, excluding installation costs. The Company has also agreed with Ship Finance to share the cost of installation of EGCS equally on two VLCCs chartered from them. The Company's commitment on these vessels is $0.5 million, excluding installation costs. These remaining commitments are due in 2019.

As of June 30, 2019, the Company has committed to the installation of BWTS on five vessels, with a remaining commitment of $1.3 million excluding installation costs, which is due in 2019.

The Company is a party, as plaintiff or defendant, to several lawsuits in various jurisdictions for demurrage, damages, off-hire and other claims and commercial disputes arising from the operation of its vessels, in the ordinary course of business or in connection with its acquisition activities. The Company believes that the resolution of such claims will not have a material adverse effect, individually or in aggregate, on the Company's operations or financial condition.